Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Restricted cash held by variable interest entities ("VIE")	$ 64,896	$ 62,249	$ 24,020
Investment amortized cost		2,033	9,654
Allowance on tax certificates	7,535	8,811	6,781
Allowance on loans receivable	130,719	162,139	187,218
Allowance on notes receivable including gross securitized notes	75,042	93,398	3,986
Securitized notes receivable, gross	471,595	533,479
Liabilities:
Receivable-backed notes payable	495,518	569,214	237,416
Preferred stock of $.01 par value; authorized - 10,000,000 shares:
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Redeemable Cumulative Preferred Stock, dividend rate	5.00%	5.00%	5.00%
Redeemable Cumulative Preferred Stock, par value	$ 0.01	$ 0.01	$ 0.01
Redeemable Cumulative Preferred Stock, shares authorized	15,000	15,000	15,000
Redeemable Cumulative Preferred Stock, shares issued	15,000	15,000	15,000
Redeemable Cumulative Preferred Stock, shares outstanding	15,000	15,000	15,000
Redemption value of redeemable cumulative preferred stock	$ 1,000	$ 1,000	$ 1,000
Class A Common Stock
Equity:
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	68,521,497	68,521,497	68,521,497
Common stock, shares outstanding	68,521,497	68,521,497	68,521,497
Class B Common Stock
Equity:
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	6,859,751	6,859,751	6,854,251
Common stock, shares outstanding	6,859,751	6,859,751	6,854,251
Variable Interest Entity, Primary Beneficiary
ASSETS
Restricted cash held by variable interest entities ("VIE")	42,932	41,243
Liabilities:
Receivable-backed notes payable	$ 399,360	$ 459,030